Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed balance sheets are reconciled
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	(11,960,000)
Issuance costs related to Class A ordinary shares	(19,450,398)
Plus:
Accretion of carrying value to redemption value	31,410,398
Contingently redeemable Class A ordinary shares	$345,000,000

Schedule of diluted loss per ordinary share
	For the year ended December 31, 2021	For the period from December 8, 2020 (inception) through December 31, 2020
Ordinary shares subject to possible redemption
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$(11,115,177)	$
Denominator:
Weighted Average Redeemable Class A ordinary shares, Basic and Diluted	27,316,438
Basic and Diluted net loss per share, Redeemable Class A ordinary shares	$(0.41)	$

Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Class B ordinary shares not subject to redemption	$(3,312,508)	$
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	8,140,753
Basic and diluted net loss per share, ordinary shares	$(0.41)	$